Stock Compensation (Details Textual) (USD $)	Jun. 30, 2014	Jun. 30, 2013
Stock Compensation (Textual)
Common Stock, Shares, Issued	7,671,632	9,961,632
Stock price at grant date	$ 0.001	$ 0.1
Common stock shares cancelled	170,632
Restricted Stock [Member]
Stock Compensation (Textual)
Common Stock, Shares, Issued		170,632
Stock price at grant date		$ 2.02